Promissory Notes Payable	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Promissory Notes Payable [Text Block]
7.	Promissory Notes Payable

	April 30, 2014	January 31, 2014

Promissory notes, accruing interest at 6% per annum payable at maturity, maturing one year from the date of issuance. The notes are collateralized by a priority general security agreement ranked pari passu to Kalamalka security agreement (Note 8(i)) over all of the present and future assets of the company (i)	$1,033,787	$-

Promissory note bearing interest at 10% per annum payable at maturity, unsecured, matured on February 1, 2014(ii)	75,000	75,000

Promissory note in the principal amount of $309,062, non-interest bearing, unsecured, repayable in five equal semi-monthly instalments of $41,667 plus one final balloon payment of $63,229 at its maturity on July 13, 2014. The one-time interest charge of 15%, or $37,500 is convertible at maturity, at the option of the holder, into shares of common stock of the Company at a price of $0.10 per share (iii)	184,062	309,062

Promissory note in the principal amount of CDN$6,875, non-interest bearing, repayable in equal instalments of CDN$3,125 over the remaining term of the note, unsecured. The note may be repaid at any time before maturity without notice, bonus or penalty. The final CDN$3,750, representing a 15% original issue discount (“OID”) is repayable upon the company reporting net income from operations in a single month (iv)	6,274	14,668

Promissory note in the principal amount of CDN$38,334, non-interest bearing, repayable in equal instalments of CDN$9,583 over the remaining term of the note, unsecured. The note may be repaid at any time before maturity without notice, bonus or penalty (v)	34,985	43,250

Promissory note in the principal amount of CDN$51,078, non-interest bearing, repayable in equal instalments of CDN$9,583 over the remaining term of the note, unsecured. The note may be repaid at any time before maturity without notice, bonus or penalty (vi)	46,615	-
Less: debt discounts	(24,438)	(44,558)
	1,356,285	397,422
Less: current portion	(1,356,285)	(397,422)
	$-	$-

(i)

On April 7, 2014, the Company entered into a Securities Purchase Agreement with certain purchasers pursuant to which the Company agreed to issue 6% Senior Secured Convertible Promissory Notes (the “SPA Notes”) in the aggregate principal amount of $1,083,797. As consideration, the Company (i) received cash proceeds equal to $878,704 (the “Cash Proceeds”), of which $50,000 was received subsequent to April 30, 2014; (ii) exchanged a promissory note with an outstanding amount of $76,388 (Note 8(i)), being the principal and accrued interest due under a convertible promissory note dated December 24, 2013 for the issuance of a SPA Note in the same amount; and (iii) exchanged a promissory note with an outstanding amount of $128,705 (Note 8(ii)), being the remaining principal amount due under a convertible promissory note dated October 2, 2013 for the issuance of a SPA Note in the same amount.

The principal amount of $1,033,797 matures on April 7, 2015 (the “Maturity Date”) and bears interest at the rate of 6% per annum, payable on the Maturity Date. In addition, the principal amount of the SPA Notes and all accrued and unpaid interest thereon will be exchanged for any other securities issued by the Company in connection with any subsequent financing approved by the majority of the purchasers which results in gross proceeds to the company of at least $3,000,000 (the “Subsequent Financing”), at an exchange rate equal to ninety percent ( 90%) of the aggregate purchase price paid in the Subsequent Financing.

Repayment of the SPA Notes is collateralized against all the tangible and intangible assets of the Company.

During the three months ended April 30, 2014, the Company recorded $5,428 (2013: $Nil) in respect of interest on this note.

In connection with the issuance of the SPA Notes, the Company has agreed to pay a cash commission of eight percent ( 8%) of the gross proceeds raised from certain of the Purchasers. During the three months ended April 30, 2014, the Company recorded $56,600 in deferred financing fees in respect of this commission. Further, in the event the SPA Notes are exchanged for any other securities issued by the Company in connection with the Subsequent Financing, the Company has agreed to issue warrants to acquire common shares equal to eight percent ( 8%) of the aggregate number of shares of the Company issued or issuable upon conversion or exercise of such securities.

(ii)

During the year ended January 31, 2014, the Company received $75,000 in respect of a promissory note in the principal amount of $75,000. The promissory note matured on February 1, 2014 and was bearing interest at a rate of 10% per annum payable at maturity.

Subsequent to April 30, 2014, the Company issued 796,850 common shares of the Company in full and final settlement of this note, along with accrued interest of $4,850.

During the three months ended April 30, 2014, the Company recorded $935 (2013: $Nil) in respect of interest on this note, up to the date of settlement of this note.

(iii)

On January 13, 2014, the Company issued a promissory note in the principal amount of $309,062, which was comprised of: (i) $250,000 consideration received; (ii) a one-time interest charge of $37,500, being 15% of the proceeds received (the “OID”); and (iii) an amount of $21,562, being the remaining principal balance due under a separate note agreement with the same lender.

The promissory note is repayable in five monthly instalments of $41,667 over the term of the note plus one final balloon payment of $63,229 at its maturity on July 13, 2014. The Company may repay the promissory note at any time before maturity without notice, bonus or penalty.

The OID is convertible, at the option of the lender, at maturity of the note into shares of common stock of the Company at a price of $0.10 per share.

The issuance of this promissory note as consideration of the remaining balance due and payable under the September 4 Note was recorded at the redemption amount pursuant to the applicable guidance under ASC 470-20.

During the three months ended April 30, 2014, the Company recorded accretion expense of $18,051 (2013: $Nil) in respect of the accretion of the discount on this note.

(iv)

On November 7, 2013, the Company issued a promissory note in the principal amount of CDN$28,750. The Company received 24,467 (CDN$25,000) in respect of this note, after an original issue discount (“OID”) of 15%, or $3,670 (CDN$3,750). The note matures eight months from the date of issuance and is repayable in eight equal monthly instalments over the term of the note. The OID is repayable upon the Company recognizing net income from operations in any given month during the term of the note.

As additional consideration for entering into the loan, the Company issued 22,000 common shares of the Company to the lender. The fair value at issuance of these shares of $5,720, determined with reference to the quoted market price of these shares at the date of issuance, together with the OID of $3,670 resulted in a debt discount at issuance of $9,390, which is being amortized using the effective interest method over the term of the note.

During the three months ended April 30, 2014, the Company recorded accretion expense of $3,280 (2013: $Nil) in respect of the accretion of the discount on this note.

(v)

On December 20, 2013, the Company issued a promissory note in the principal amount of CDN$57,500. The Company received $47,660 (CDN$50,000) in respect of this note, after an original issue discount (“OID”) of 15%, or $7,149 (CDN$7,500). The note matures six months from the date of issuance and is repayable in six equal monthly instalments over the term of the note.

As additional consideration for entering into the loan, the Company issued 25,000 common shares of the Company to the lender. The fair value at issuance of these shares of $3,000, determined with reference to the quoted market price of these shares at the date of issuance, together with the OID of $7,149 resulted in a debt discount at issuance of $10,149, which is being amortized using the effective interest method over the term of the note.

During the three months ended April 30, 2014, the Company recorded accretion expense of $4,927 (2013: $Nil) in respect of the accretion of the discount on this note.

(vi)

On February 12, 2014, the Company issued a promissory note in the principal amount of CDN$61,295. The Company received $48,463 (CDN$53,300) in respect of this note, after an original issue discount (“OID”) of 15%, or $7,269 (CDN$7,995). The note matures six months from the date of issuance and is repayable in six equal monthly instalments over the term of the note.

As additional consideration for entering into the loan, the Company issued 25,000 common shares of the Company to the lender. The fair value at issuance of these shares of $1,500, determined with reference to the quoted market price of these shares at the date of issuance, together with the OID of $7,269 resulted in a debt discount at issuance of $8,769, which is being amortized using the effective interest method over the term of the note.

During the three months ended April 30, 2014, the Company recorded accretion expense of $3,203 (2013: $Nil) in respect of the accretion of the discount on this note.

10. Promissory Notes Payable

	2014	2013

Promissory note bearing interest at 10% per annum payable at maturity, unsecured, maturing on February 1, 2014(i)	$75,000	$-

Promissory note in the principal amount of $309,062, non- interest bearing, unsecured, repayable in five equal semi- monthly instalments of $41,667 plus one final balloon payment of $63,229 at its maturity on July 13, 2014. The one-time interest charge of 15% or $37,500 is convertible at maturity, at the option of the holder, into shares of common stock of the Company at a price of $0.10 per share (iii)	309,062
		-
Promissory note in the principal amount of CDN$16,250, non-interest bearing, repayable in equal instalments of CDN$3,125 over the remaining term of the note, unsecured. The note may be repaid at any time before maturity without notice, bonus or penalty. The final CDN$3,750, representing a 15% original issue discount (“OID”) is repayable upon the company reporting net income from operations in a single month (iv)	14,668	-

Promissory note in the principal amount of CDN$47,917, non-interest bearing, repayable in equal instalments of CDN$9,583 over the remaining term of the note, unsecured. The note may be repaid at any time before maturity without notice, bonus or penalty (v)	43,250	-
Less: debt discounts	(44,558)	-
	397,422	-
Less: current portion	(397,422)	-
	$-	$-

(i)

During the year ended January 31, 2014, the Company received $75,000 in respect of a promissory note in the principal amount of $75,000. The promissory note matures on February 1, 2014 and bears interest at a rate of 10% per annum payable at maturity. During the year ended January 31, 2014, the Company recorded $3,750 (2013: $Nil) in respect of interest on this note.

Subsequent to January 31, 2014, the Company entered into a debt settlement agreement with this lender, pursuant to which the Company agreed to issue 796,850 common shares of the Company in full and final settlement of this note, along with accrued interest of $4,850.

(ii)

On September 4, 2013, the Company issued a promissory note in the amount of $172,500 (the “September 4 Note”). The purchase price for this note was $150,000. The note matured on January 6, 2014 and was repayable in eight equal instalments of $21,563 over the term of the note (each a “Regular Repayment”).

As additional consideration for entering into the note, the Company issued 100,000 common shares to the lender. The fair value at issuance of these shares of $64,000, determined with reference to the quoted market price of these shares at the date of issuance, together with an original issue discount (“OID”) of $22,500 resulted in a debt discount at issuance of $86,500, was amortized using the effective interest method over the term of the note.

In addition, the lender was entitled to 5,000 common shares in the event the Company did not make a Regular Repayment when due and payable under the terms of the note. During the year ended January 31, 2014, the Company requested an extension on the seventh Regular Repayment and, consequently the lender was issued 5,000 common shares. The fair value of these shares of $800, which was determined with reference to the quoted market price of the Company’s stock on the commitment date, was recorded as a charge to general and administrative expense in the consolidated statement of operations for the year ended January 31, 2014.

During the year ended January 31, 2014, the Company recorded accretion expense of $86,500 (2013: $Nil) in respect of the accretion of the discount on this note.

On January 13, 2014, the eighth and final Regular Repayment due under the terms of this note was repaid through the issuance of a new promissory note to the same lender.

(iii)

On January 13, 2014, the Company issued a promissory note in the principal amount of $309,062, which was comprised of: (i) $250,000 consideration received; (ii) a one-time interest charge of $37,500, being 15% of the proceeds received (the “OID”); and (iii) an amount of $21,562, being the remaining principal balance due on the September 4 Note.

The promissory note is repayable in five monthly instalments of $41,667 over the term of the note plus one final balloon payment of $63,229 at its maturity on July 13, 2014. The Company may repay the promissory note at any time before maturity without notice, bonus or penalty.

The OID is convertible, at the option of the lender, at maturity of the note into shares of common stock of the Company at a price of $0.10 per share.

The issuance of this promissory note as consideration of the remaining balance due and payable under the September 4 Note was recorded at the redemption amount pursuant to the applicable guidance under ASC 470-20.

(iv)

On November 7, 2013, the Company issued a promissory note in the principal amount of CDN$28,750. The Company received 24,467 (CDN$25,000) in respect of this note, after an original issue discount (“OID”) of 15%, or $3,670 (CDN$3,750). The note matures eight months from the date of issuance and is repayable in eight equal monthly instalments over the term of the note. The OID is repayable upon the Company recognizing net income from operations in any given month during the term of the note.

As additional consideration for entering into the loan, the Company issued 22,000 common shares of the Company to the lender. The fair value at issuance of these shares of $5,720, determined with reference to the quoted market price of these shares at the date of issuance, together with the OID of $3,670 resulted in a debt discount at issuance of $9,390, which is being amortized using the effective interest method over the term of the note.

During the year ended January 31, 2014, the Company recorded accretion expense of $6,110 (2013: $Nil) in respect of the accretion of the discount on this note.

(v)

On December 20, 2013, the Company issued a promissory note in the principal amount of CDN$57,500. The Company received $47,660 (CDN$50,000) in respect of this note, after an original issue discount (“OID”) of 15%, or $7,149 (CDN$7,500). The note matures six months from the date of issuance and is repayable in six equal monthly instalments over the term of the note.

As additional consideration for entering into the loan, the Company issued 25,000 common shares of the Company to the lender. The fair value at issuance of these shares of $3,000, determined with reference to the quoted market price of these shares at the date of issuance, together with the OID of $7,149 resulted in a debt discount at issuance of $10,149, which is being amortized using the effective interest method over the term of the note.

During the year ended January 31, 2014, the Company recorded accretion expense of $2,164 (2013: $Nil) in respect of the accretion of the discount on this note.